Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures at an Aggregate Level (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In Associates And Joint Ventures [abstract]
Amount of investments in associates	$ 2,374	$ 911	$ 1,478
Amount of investments in joint ventures	30,324	5,146	4,022
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)
Total investments	$ 32,686	$ 6,045	$ 5,488	$ 4,371